FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of quantitative information regarding Level 3 fair value measurements inputs

The following table provides the significant unobservable inputs used in the Monte Carlo Simulation to measure the fair value of the Public Warrants:

	At March 8, 2021 (Initial Measurement)	As of March 31, 2021
Stock price	10.02	10.35
Strike price	11.50	11.50
Probability of completing a Business Combination	90.0%	90.0%
Expected life of the option to convert (in years)	5.5	5.5
Volatility	15%	15%
Risk-free rate	0.96%	1.04%
Fair value of warrants	0.86	1.00

The following table provides the significant unobservable inputs used in the Modified Black Scholes model to measure the fair value of the Private Placement Warrants:

	At March 8, 2021 (Initial Measurement)	As of March 31, 2021
Stock price	10.02	10.02
Strike price	11.50	11.50
Probability of completing a Business Combination	90.0%	90.0%
Dividend yield	—%	—%
Remaining term (in years)	5.5	5.5
Volatility	24.0%	24.0%
Risk-free rate	0.96%	1.04%
Fair value of warrants	0.86	1.00

Schedule of change in the fair value of the warrant liabilities

The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$—	$—	$—
Initial measurement at March 8, 2021	9,152,167	44,730,000	13,882,167
Initial measurement of over-allotment warrants	545,935	488,811	1,034,746
Change in valuation inputs or other assumptions	908,707	856,261	1,836,968

Fair value as of March 31, 2021	$10,678,809	$6,075,072	$16,753,881